Income Taxes - Summary of Deferred Tax Expense Charged (Credited) to Income Statement (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	$ 160	$ 154
Through Profit or Loss	90	(11)
Through OCI	(30)	17
Through Equity	(9)	0
Deferred income tax assets	211	160
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	6,331	5,579
Through Profit or Loss	(366)	663
Through OCI	(37)	89
Through Equity	(6)	0
Deferred tax liabilities	5,902	6,331
Net operating loss carryforwards
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	139	58
Through Profit or Loss	54	80
Through OCI	(3)	1
Through Equity	0	0
Deferred income tax assets	190	139
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(750)	(1,065)
Through Profit or Loss	111	312
Through OCI	3	3
Through Equity	(6)	0
Deferred tax liabilities	(642)	(750)
Property, plant and equipment
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	(130)	(189)
Through Profit or Loss	(13)	58
Through OCI	(1)	1
Through Equity	0	0
Deferred income tax assets	(144)	(130)
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	7,422	7,390
Through Profit or Loss	(232)	(94)
Through OCI	(69)	126
Through Equity	0	0
Deferred tax liabilities	7,101	7,422
Decommissioning and restoration provisions
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	94	78
Through Profit or Loss	29	16
Through OCI	0	0
Through Equity	0	0
Deferred income tax assets	123	94
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(474)	(754)
Through Profit or Loss	(170)	287
Through OCI	7	(7)
Through Equity	0	0
Deferred tax liabilities	(637)	(474)
U.S. alternative minimum tax credits
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	0	143
Through Profit or Loss		(148)
Through OCI		5
Through Equity		0
Deferred income tax assets		0
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(38)	0
Through Profit or Loss	37	(38)
Through OCI	1	0
Through Equity	0	0
Deferred tax liabilities	0	(38)
Unrealized foreign exchange
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(146)	(135)
Through Profit or Loss	4	29
Through OCI	26	(40)
Through Equity	0	0
Deferred tax liabilities	(116)	(146)
Withholding taxes
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	104	79
Through Profit or Loss	(8)	18
Through OCI	(5)	7
Through Equity	0	0
Deferred tax liabilities	91	104
Inventories
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	97	65
Through Profit or Loss	(5)	32
Through OCI	(1)	0
Through Equity	0	0
Deferred tax liabilities	91	97
Other temporary differences
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	57	64
Through Profit or Loss	20	(17)
Through OCI	(26)	10
Through Equity	(9)	0
Deferred income tax assets	42	57
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	116	(1)
Through Profit or Loss	(103)	117
Through OCI	1	0
Through Equity	0	0
Deferred tax liabilities	14	116
Previously Reported
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	160
Deferred income tax assets		160
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	6,311
Deferred tax liabilities		6,311
Previously Reported | Net operating loss carryforwards
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	139
Deferred income tax assets		139
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(750)
Deferred tax liabilities		(750)
Previously Reported | Property, plant and equipment
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	(130)
Deferred income tax assets		(130)
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	7,402
Deferred tax liabilities		7,402
Previously Reported | Decommissioning and restoration provisions
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	94
Deferred income tax assets		94
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(474)
Deferred tax liabilities		(474)
Previously Reported | U.S. alternative minimum tax credits
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(38)
Deferred tax liabilities		(38)
Previously Reported | Unrealized foreign exchange
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(146)
Deferred tax liabilities		(146)
Previously Reported | Withholding taxes
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	104
Deferred tax liabilities		104
Previously Reported | Inventories
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	97
Deferred tax liabilities		97
Previously Reported | Other temporary differences
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	57
Deferred income tax assets		57
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	$ 116
Deferred tax liabilities		$ 116